Business and Summary of Significant Accounting Policies 3 (Detail)	12 Months Ended
Aug. 31, 2014
Trademarks and Tradenames [Member] | Minimum [Member]
Finite-lived intangible asset, useful life
Finite-lived intangible asset, useful life	3 years
Trademarks and Tradenames [Member] | Maximum [Member]
Finite-lived intangible asset, useful life
Finite-lived intangible asset, useful life	25 years
Customer-Related Intangible Assets [Member] | Minimum [Member]
Finite-lived intangible asset, useful life
Finite-lived intangible asset, useful life	9 years
Customer-Related Intangible Assets [Member] | Maximum [Member]
Finite-lived intangible asset, useful life
Finite-lived intangible asset, useful life	20 years
Developed Technology [Member] | Minimum [Member]
Finite-lived intangible asset, useful life
Finite-lived intangible asset, useful life	10 years
Developed Technology [Member] | Maximum [Member]
Finite-lived intangible asset, useful life
Finite-lived intangible asset, useful life	15 years